Label	Element	Value
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 13 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Fund's investment objective by investing primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of companies in emerging markets countries, which are developing countries in the early stages of adopting capitalism. Under normal circumstances, at least 80% of the Fund's net assets will be in securities of small-capitalization companies that are tied economically to emerging markets countries.

In selecting emerging market small-capitalization investments for the Fund, the Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify companies exhibiting improving business momentum and attractive valuations. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Small Cap Index and the S&P® Emerging Plus SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend. However, the Fund is not designed to replicate the performance of either of those indexes.

The Adviser considers emerging markets countries to be the countries represented in the MSCI Emerging Markets Small Cap Index and the S&P® Emerging Plus SmallCap Index. The Adviser considers any company with a market capitalization that is within the smallest 15% (based on market capitalization) of companies from each emerging markets country to be a small-capitalization company.

The S&P® Emerging Plus SmallCap Index consists of the bottom 15% (based on market capitalization) of companies from each country represented in the S&P® Emerging BMI plus Korea. The S&P® Emerging BMI includes companies domiciled in over 20 emerging markets countries with float-adjusted market capitalizations of at least US$100 million and annual trading liquidity of at least US$50 million. The MSCI Emerging Markets Small Cap Index is designed to measure equity market performance of 23 emerging markets and targets approximately 14% of each market's free-float adjusted market capitalization.

As of the date of this prospectus, emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

  Emerging Markets Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities may result in higher transaction costs and Fund expenses and will generally result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Small Capitalization Stock Risk. The earnings and prospects of small sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of small-cap companies may have a lower trading volume than those of large-cap companies.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Y shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.

The performance figures for Class A and Y shares and table below reflect the historical performance prior to October 31, 2014 of, respectively, the Class A and Y shares of the Munder Emerging Markets Small-Cap Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund’s performance has not yet been restated to reflect any differences in the expenses of the Munder Emerging Markets Small-Cap Fund. The Emerging Markets Small-Cap Fund commenced operations, and Class A and Y were first offered on July 2, 2013.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date total return of the Fund's Class Y shares as of September 30, 2017 was 31.72%.

Highest Quarter	8.56% (quarter ended June 30, 2014)
Lowest Quarter	-14.68% (quarter ended September 30, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	31.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.68%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table shows how the average annual total returns for Class A and Y shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2016)
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | MSCI Emerging Markets Small Cap Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.2
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2013
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | S&P® Emerging Plus Small Cap Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2013
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.49%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.73%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,767
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2013
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,634
Annual Return 2014	rr_AnnualReturn2014	1.78%
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
Annual Return 2016	rr_AnnualReturn2016	3.10%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2013
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%	[2]
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%	[2]

[1]	The Fund has selected the MSCI Emerging Markets Small Cap Index as its principal benchmark in place of the S&P Emerging Plus Small Cap Index because the MSCI Index is a more widely used benchmark.
[2]	Inception date of the Fund is July 2, 2013.
[3]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
[4]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 1.73% and 1.48%, respectively, until at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.